Financial Risk Management Objectives and Policies (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financial Risk Management Objectives and Policies [Line Items]
Percentage of USD/AUD exchange rate	3.60%	4.60%
Trade receivables balance	$ 638,773	$ 826,857
Percentage of trade receivables balances	98.00%	87.00%
Revenue from contracts with customers	$ 7,713,601	$ 7,287,002	$ 4,902,865
Credit losses amount	$ 11,968
Expected credit losses assessment		$ 35,466
Trade Receivables [Member]
Financial Risk Management Objectives and Policies [Line Items]
Percentage of trade receivables balances	8.28%	11.35%